Unaudited Condensed Parent Company Statements of Operations (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Operating expenses
General and administrative expenses	$ (6,102)	¥ (41,401)	¥ (63,029)
Total operating expenses	(36,406)	(247,016)	(281,376)
Other (expenses) income, net	2,742	18,604	9,071
Income from operations	(7,477)	(50,732)	118,847
Interest and investment income, net	2,134	14,479	18,687
Income before income tax expenses	(5,343)	(36,253)	137,534
Income tax expenses	$ 1,398	9,486	(17,006)
Parent Company [Member]
Operating expenses
General and administrative expenses		(2,348)	(2,184)
Total operating expenses		(2,348)	(2,184)
Other (expenses) income, net		1,472	(57)
Equity in gain (loss) of subsidiaries/VIEs		(33,401)	109,668
Income from operations		(34,277)	107,427
Interest and investment income, net		7,991	13,288
Income before income tax expenses		(26,286)	120,715
Income tax expenses			(320)
Net income (loss) attributable to ordinary shareholders of the Company		¥ (26,286)	¥ 120,395